TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Trade and other receivables [abstract]
Trade receivables		R 0.0	R 56.5
Value Added Tax		75.1	50.2
Other receivables		57.4	21.2
Prepayments		19.2	17.4
Allowance for impairment		(2.2)	(1.2)	R (2.6)
Total trade and other receivables		149.5	R 144.1
Disclosure of non-adjusting events after reporting period [line items]
Insurance claim receivable		31.7
Receipts from claims		R 53.0
Insurance claim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Receipts from claims	R 31.7